Expense Example - Style Premia Alternative Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	184	582	1,005	2,185	209	656	1,129	2,437	174	551	954	2,079